Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Australia: 8.7%
738,064		Aurizon Holdings Ltd.	$1,632,346	0.6
215,648		Australia & New Zealand Banking Group Ltd.	3,156,839	1.1
208,008		Brambles Ltd.	1,521,676	0.5
168,059		Coles Group Ltd.	1,771,745	0.6
655,140		GPT Group	1,612,417	0.5
299,130		Insurance Australia Group Ltd.	884,908	0.3
861,743		Medibank Pvt Ltd.	1,926,141	0.7
55,656		Rio Tinto Ltd.	3,366,775	1.1
223,787		Suncorp Group Ltd.	1,444,092	0.5
110,117		Transurban Group - Stapled Security	869,643	0.3
43,440		Washington H Soul Pattinson & Co. Ltd.	746,817	0.2
29,080		Wesfarmers Ltd.	795,007	0.3
174,675		Westpac Banking Corp.	2,310,957	0.8
168,473		Woodside Energy Group Ltd.	3,442,170	1.2
			25,481,533	8.7

		Belgium: 1.5%
39,814		Ageas SA/NV	1,452,079	0.5
6,948		Elia Group SA/NV	817,577	0.3
14,874		Groupe Bruxelles Lambert NV	1,040,212	0.4
95,208		Proximus SADP	987,119	0.3
			4,296,987	1.5

		China: 0.8%
706,000		BOC Hong Kong Holdings Ltd.	2,347,957	0.8

		Denmark: 2.7%
1,160		AP Moller - Maersk A/S - Class B	2,107,985	0.7
10,440		Chr Hansen Holding A/S	514,266	0.2
152,151		Danske Bank A/S	1,893,773	0.6
33,354		Novozymes A/S	1,676,109	0.6
88,446		Tryg A/S	1,825,871	0.6
			8,018,004	2.7

		Finland: 2.1%
29,114		Elisa OYJ	1,319,122	0.4
33,122		Kone Oyj	1,276,137	0.4
25,477		Orion Oyj	1,072,768	0.4
60,159		Sampo OYJ	2,568,276	0.9
			6,236,303	2.1

		France: 5.5%
14,796		Air Liquide SA	1,691,163	0.6
25,171		BNP Paribas	1,063,200	0.4
68,045		Bouygues SA	1,779,949	0.6
25,152		Bureau Veritas SA	562,838	0.2
19,020		Carrefour S.A.	263,789	0.1
91,568		Cie Generale des Etablissements Michelin SCA	2,051,637	0.7
5,058		Ipsen SA	468,117	0.1
265,085		Orange SA	2,397,562	0.8
64,554		Sanofi	4,915,544	1.7
20,387	(1)	TotalEnergies SE	956,444	0.3
			16,150,243	5.5

		Germany: 6.4%
39,766		Bayerische Motoren Werke AG	2,695,232	0.9
10,077		Deutsche Boerse AG	1,651,884	0.5
76,735		Deutsche Post AG	2,312,758	0.8
151,233		Deutsche Telekom AG	2,574,229	0.9
40,926		E.ON AG	314,424	0.1
82,686		Evonik Industries AG	1,384,790	0.5
16,304		GEA Group AG	527,644	0.2
9,716		Hannover Rueck SE	1,456,474	0.5
46,464		Mercedes-Benz Group AG	2,349,537	0.8
6,101		Muenchener Rueckversicherungs-Gesellschaft AG	1,468,631	0.5
14,394		Symrise AG	1,403,588	0.5
359,310		Telefonica Deutschland Holding AG	726,457	0.2
			18,865,648	6.4

		Hong Kong: 4.6%
99,500		CK Infrastructure Holdings Ltd.	507,483	0.2
285,000		CLP Holdings Ltd.	2,153,955	0.7
402,500		HK Electric Investments & HK Electric Investments Ltd. - Stapled Security	282,019	0.1
689,000		HKT Trust & HKT Ltd. - Stapled Security	806,966	0.3
340,200		Link REIT	2,374,769	0.8
150,500		MTR Corp.	690,321	0.2
403,000		New World Development Co. Ltd.	1,144,556	0.4
284,000		Power Assets Holdings Ltd.	1,423,628	0.5
817,000		SITC International Holdings Co. Ltd.	1,498,325	0.5
203,500		Sun Hung Kai Properties Ltd.	2,245,881	0.7
225,600		Swire Properties Ltd.	485,327	0.2
			13,613,230	4.6

		Ireland: 0.9%
31,439		CRH PLC	1,010,819	0.4
28,973		DCC PLC	1,504,637	0.5
			2,515,456	0.9

		Israel: 1.0%
274,505		Bank Leumi Le-Israel BM	2,344,483	0.8
43,143		ICL Group Ltd.	345,768	0.1
8,108		Mizrahi Tefahot Bank Ltd.	283,853	0.1
			2,974,104	1.0

		Italy: 3.6%
15,276		Atlantia S.p.A	337,074	0.1
269,677		ENI S.p.A.	2,866,305	1.0
231,659		Mediobanca Banca di Credito Finanziario SpA	1,812,661	0.6

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
189,153	(2)	Poste Italiane SpA	$1,429,047	0.5
25,850		Recordati Industria Chimica e Farmaceutica SpA	946,068	0.3
367,635		Snam SpA	1,485,951	0.5
301,754		Terna - Rete Elettrica Nazionale	1,837,835	0.6
			10,714,941	3.6

		Japan: 23.5%
76,300		Bridgestone Corp.	2,467,612	0.8
52,000	(1)	Dai Nippon Printing Co., Ltd.	1,041,780	0.3
40,300	(1)	Daiwa House Industry Co., Ltd.	819,404	0.3
698,400	(1)	ENEOS Holdings, Inc.	2,252,447	0.8
88,700	(1)	Idemitsu Kosan Co., Ltd.	1,927,740	0.7
279,700		Japan Post Bank Co. Ltd.	1,955,159	0.7
203,500		Japan Post Holdings Co. Ltd.	1,348,231	0.5
163,900		Japan Tobacco, Inc.	2,693,329	0.9
49,300		McDonald's Holdings Co. Japan Ltd.	1,717,759	0.6
75,000	(1)	Mitsubishi Chemical Holdings Corp.	343,565	0.1
382,700		Mitsubishi HC Capital, Inc.	1,644,930	0.6
860,100		Mitsubishi UFJ Financial Group, Inc.	3,896,363	1.3
63,900	(1)	Mitsui OSK Lines Ltd.	1,143,337	0.4
280,700	(1)	Mizuho Financial Group, Inc.	3,038,474	1.0
87,400	(1)	MS&AD Insurance Group Holdings, Inc.	2,314,590	0.8
45,000		Nintendo Co., Ltd.	1,815,044	0.6
118,300	(1)	Nippon Steel Corp.	1,641,799	0.6
41,500		Nippon Telegraph & Telephone Corp.	1,119,351	0.4
81,600	(1)	Nippon Yusen KK	1,385,067	0.5
11,200		Nitto Denko Corp.	606,432	0.2
31,600		Nomura Real Estate Holdings, Inc.	713,662	0.2
243,300	(1)	Obayashi Corp.	1,561,492	0.5
79,700		Ono Pharmaceutical Co., Ltd.	1,861,691	0.6
42,900		Otsuka Holdings Co. Ltd.	1,358,423	0.5
33,100		Secom Co., Ltd.	1,887,332	0.6
116,300		Sekisui House Ltd.	1,926,195	0.7
308,800	(1)	SoftBank Corp.	3,083,655	1.0
55,300		Sompo Holdings, Inc.	2,212,627	0.7
70,600		Subaru Corp.	1,066,932	0.4
144,200	(1)	Sumitomo Chemical Co., Ltd.	495,990	0.2
172,300		Sumitomo Corp.	2,128,660	0.7
123,600		Sumitomo Mitsui Financial Group, Inc.	3,426,375	1.2
78,800	(1)	Sumitomo Mitsui Trust Holdings, Inc.	2,241,048	0.8
140,300		Takeda Pharmaceutical Co., Ltd.	3,643,283	1.2
84,600		Tokio Marine Holdings, Inc.	1,503,607	0.5
140,800		Tosoh Corp.	1,569,267	0.5
37,100		Trend Micro, Inc.	1,998,308	0.7
85,500	(1)	Yamato Holdings Co., Ltd.	1,283,989	0.4
			69,134,949	23.5

		Netherlands: 3.8%
109,611		Koninklijke Ahold Delhaize NV	2,791,940	0.9
719,352		Koninklijke KPN NV	1,946,822	0.7
52,575		NN Group NV	2,044,841	0.7
53,090		OCI NV	1,943,701	0.7
30,700		Shell PLC	761,600	0.2
18,576		Wolters Kluwer NV	1,808,806	0.6
			11,297,710	3.8

		New Zealand: 0.2%
202,176		Spark New Zealand Ltd.	565,639	0.2

		Norway: 1.2%
41,430		Aker BP ASA	1,189,229	0.4
188,039	(1)	Telenor ASA	1,720,955	0.6
18,118		Yara International ASA	635,854	0.2
			3,546,038	1.2

		Portugal: 1.0%
193,050		Galp Energia SGPS SA	1,857,402	0.6
65,691		Jeronimo Martins SGPS SA	1,223,386	0.4
			3,080,788	1.0

		Spain: 2.5%
61,015		ACS Actividades de Construccion y Servicios SA	1,370,962	0.5
102,667		Enagas	1,589,171	0.5
48,335		Iberdrola S.A. - IBEE	450,683	0.2
123,398		Red Electrica Corp. SA	1,893,609	0.6
165,079		Repsol SA	1,896,792	0.7
			7,201,217	2.5

		Switzerland: 9.1%
9,601		Baloise Holding AG	1,226,765	0.4
675,153		Glencore PLC	3,547,924	1.2
50,774		Holcim AG	2,080,747	0.7
8,898		Nestle SA	962,384	0.3
124,837		Novartis AG	9,517,197	3.2
5,092		Roche Holding AG-GENUSSCHEIN	1,657,613	0.6
13,226		Swiss Prime Site AG	1,053,550	0.4
4,909		Swisscom AG	2,298,596	0.8
11,127		Zurich Insurance Group AG	4,435,788	1.5
			26,780,564	9.1

		United Kingdom: 18.1%
498,594		Aviva PLC	2,138,382	0.7
351,115		BAE Systems PLC	3,085,032	1.1
1,277,450		BP PLC	6,104,128	2.1
147,810		British American Tobacco PLC	5,300,078	1.8
274,756		GSK PLC	3,968,203	1.4
46,023		Hikma Pharmaceuticals PLC	693,701	0.2
1,234,977		HSBC Holdings PLC	6,394,510	2.2
129,913		Imperial Brands PLC	2,671,372	0.9

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
785,180	Legal & General Group PLC	$1,874,201	0.6
318,301	National Grid PLC	3,276,611	1.1
436,067	NatWest Group PLC	1,086,117	0.4
282,542	Phoenix Group Holdings PLC	1,645,475	0.6
39,997	Reckitt Benckiser Group PLC	2,651,049	0.9
56,259	Relx PLC (GBP Exchange)	1,374,725	0.5
135,485	Schroders PLC	582,355	0.2
60,360	Severn Trent PLC	1,577,900	0.5
883,119	Tesco PLC	2,026,812	0.7
256,666	The Sage Group PLC	1,978,011	0.7
35,744	Unilever PLC	1,573,314	0.5
29,930	Unilever PLC - ULVRL	1,315,114	0.4
182,799	United Utilities Group PLC	1,804,978	0.6
		53,122,068	18.1

	Total Common Stock
	(Cost $328,304,853)	285,943,379	97.2

EXCHANGE-TRADED FUNDS: 0.5%
35,775	iShares MSCI EAFE Value Index ETF	1,378,411	0.5

	Total Exchange-Traded Funds
	(Cost $1,576,476)	1,378,411	0.5

PREFERRED STOCK: 0.5%
	Germany: 0.5%
26,071	Henkel AG & Co. KGaA	1,548,273	0.5

	Total Preferred Stock
	(Cost $2,261,679)	1,548,273	0.5

	Total Long-Term Investments
	(Cost $332,143,008)	288,870,063	98.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
	Repurchase Agreements: 7.2%
4,665,907	(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $4,667,077, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,759,225, due 11/01/22-08/20/72)	4,665,907	1.6
2,642,236	(3) Citadel Securities LLC, Repurchase Agreement dated 09/30/22, 3.06%, due 10/03/22 (Repurchase Amount $2,642,901, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,695,773, due 10/15/22-08/15/52)	2,642,236	0.9
3,957,569	(3) MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $3,958,561, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $4,036,720, due 09/01/28-09/01/52)	3,957,569	1.3
6,494,813	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $6,496,436, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $6,624,709, due 08/15/25-08/20/52)	6,494,813	2.2
3,421,968	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $3,422,823, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,490,492, due 10/15/24-02/15/51)	3,421,968	1.2

	Total Repurchase Agreements
	(Cost $21,182,493)	21,182,493	7.2

	Time Deposits: 2.3%
650,000	(3) Barclays Bank PLC, 3.090%, 10/03/2022	650,000	0.2

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
540,000	(3)	Canadian Imperial Bank of Commerce, 3.030%, 10/03/2022	$540,000	0.2
590,000	(3)	Credit Agricole, 3.060%, 10/03/2022	590,000	0.2
600,000	(3)	Landesbank Baden-Wurttemberg, 3.070%, 10/03/2022	600,000	0.2
600,000	(3)	Mizuho Bank Ltd., 3.070%, 10/03/2022	600,000	0.2
520,000	(3)	National Australia Bank Ltd., 3.050%, 10/03/2022	520,000	0.2
680,000	(3)	Royal Bank of Canada, 3.070%, 10/03/2022	680,000	0.2
680,000	(3)	Skandinaviska Enskilda Banken AB, 3.050%, 10/03/2022	680,000	0.3
540,000	(3)	Societe Generale, 3.060%, 10/03/2022	540,000	0.2
670,000	(3)	Svenska Handelsbanken AB, 3.000%, 10/03/2022	670,000	0.2
650,000	(3)	Toronto-Dominion Bank, 3.060%, 10/03/2022	650,000	0.2

	Total Time Deposits
	(Cost $6,720,000)		6,720,000	2.3

	Total Short-Term Investments
	(Cost $27,902,493)		27,902,493	9.5

	Total Investments in Securities (Cost $360,045,501)		$316,772,556	107.7
	Liabilities in Excess of Other Assets		(22,520,159)	(7.7)
	Net Assets		$294,252,397	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	26.3%
Industrials	11.8
Health Care	10.2
Consumer Staples	9.1
Energy	8.2
Materials	8.2
Communication Services	7.3
Utilities	6.6
Consumer Discretionary	5.1%
Real Estate	3.5
Information Technology	1.4
Exchange-Traded Funds	0.5
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(7.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Voya International High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$25,481,533	$–	$25,481,533
Belgium	–	4,296,987	–	4,296,987
China	–	2,347,957	–	2,347,957
Denmark	–	8,018,004	–	8,018,004
Finland	–	6,236,303	–	6,236,303
France	–	16,150,243	–	16,150,243
Germany	–	18,865,648	–	18,865,648
Hong Kong	282,019	13,331,211	–	13,613,230
Ireland	–	2,515,456	–	2,515,456
Israel	–	2,974,104	–	2,974,104
Italy	–	10,714,941	–	10,714,941
Japan	–	69,134,949	–	69,134,949
Netherlands	–	11,297,710	–	11,297,710
New Zealand	–	565,639	–	565,639
Norway	–	3,546,038	–	3,546,038
Portugal	–	3,080,788	–	3,080,788
Spain	–	7,201,217	–	7,201,217
Switzerland	–	26,780,564	–	26,780,564
United Kingdom	–	53,122,068	–	53,122,068
Total Common Stock	282,019	285,661,360	–	285,943,379
Exchange-Traded Funds	1,378,411	–	–	1,378,411
Preferred Stock	–	1,548,273	–	1,548,273
Short-Term Investments	–	27,902,493	–	27,902,493
Total Investments, at fair value	$1,660,430	$315,112,126	$–	$316,772,556

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $363,471,062.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,101,846
Gross Unrealized Depreciation	(51,746,623)
Net Unrealized Depreciation	$(46,644,777)